WARRANT LIABILITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Assumptions:
Risk-free Interest Rate	4.07%	0.91%
Expected Dividend Yield	0.00%	0.00%
Expected Option Life (years)	8 months 23 days	1 year 8 months 23 days
Expected Stock Price Volatility	56.80%	83.13%
Weighted Average Fair Value	$ 0.05	$ 0.38